Business Combination, Goodwill and Intangible Assets - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Cash consideration paid		$ 36,571	$ 0	$ 0
Société du Noir d'Acétylène de l'Aubette, SAS
Assets
Cash	$ 213
Other current assets	176
Accounts receivables	1,578
Inventories	924
Property, plant and equipment	5,770
Intangible assets	44,276
Total assets acquired	52,937
Liabilities
Current liabilities	2,488
Deferred tax liabilities	13,665
Total liabilities assumed	16,153
Cash consideration paid	$ 36,784